Company information - CTTQ and Share-based payments (Details) € / shares in Units, € in Thousands, $ in Millions																							1 Months Ended		12 Months Ended
	Jul. 07, 2025 EUR (€) $ / €	Jul. 07, 2025 USD ($) $ / €	May 09, 2025 EUR (€) $ / €	May 09, 2025 USD ($) $ / €	Nov. 18, 2024 EUR (€)	Nov. 18, 2024 USD ($)	Oct. 14, 2024 EUR (€) $ / € tranche	Oct. 14, 2024 USD ($) tranche	Oct. 11, 2024 EUR (€) tranche	Oct. 11, 2024 USD ($) tranche	Jan. 10, 2024 EUR (€)	Jan. 04, 2024 € / shares shares	Dec. 29, 2023 EUR (€)	Dec. 29, 2023 USD ($)	Dec. 12, 2023 EUR (€) $ / €	Dec. 12, 2023 USD ($) $ / €	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	May 22, 2023 EUR (€) $ / €	May 22, 2023 USD ($) $ / €	Nov. 28, 2022 shares	May 16, 2022 EUR (€) tranche	Jul. 31, 2025 USD ($)	Nov. 30, 2022 shares	Dec. 31, 2025 EUR (€) $ / € € / shares shares	Dec. 31, 2024 EUR (€) $ / € shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€) EquityInstruments $ / € shares	Dec. 31, 2022 EUR (€)
Collaborative Arrangements
Loan obtained																										€ 24,916
Number of equity instruments granted | EquityInstruments																												1,060,000
Exchange rate | $ / €																									1.175	1.0389		1.105
Proceeds from issuance of shares																									€ 206,441	€ 57,338		€ 30,589
Cash and cash equivalents																									€ 99,312	€ 96,564		€ 26,918	€ 86,736
Par value of share | € / shares																									€ 0.01
Finance contract with EIB
Collaborative Arrangements
Number of warrants issued | shares																								2,266,023
Number of equal tranches | tranche																						2
Notional amount																						€ 50,000
EIB Tranche B 2024
Collaborative Arrangements
Loan obtained											€ 25,000
Number of warrants issued | shares												3,144,654
Exercise price of warrant | € / shares												€ 3.95
Number of shares per warrant | shares												1													5.05	2.13
Notional amount													€ 25,000
Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Number of warrants issued | shares																					2,266,023
Number of shares per warrant | shares																					1				6.46	2.7		1.2
Notional amount																													€ 25,000
Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Milestone payment received			€ 9,400	$ 10.5			€ 9,600	$ 10.5							€ 2,900	$ 3.2			€ 1,900	$ 2.1
Amount invoiced to counterparty for additional payment			500	0.5			500	0.5							100	0.2			100	0.1
Amount received attributable to withholding taxes	€ 900	$ 1.1			€ 1,000	$ 1.0							300	$ 0.3			€ 200	$ 0.2
Amount invoiced to counterparty for milestone payment			€ 8,900	$ 10.0			€ 9,200	$ 10.0							€ 2,800	$ 3.0			€ 1,800	$ 2.0
Amount received on licensing arrangements	€ 8,100	$ 9.5			€ 9,500	$ 9.5							€ 2,600	$ 2.8			€ 1,700	$ 1.9
Exchange rate | $ / €	1.1755	1.1755	1.125	1.125			1.092								1.08	1.08			1.082	1.082					1.175
Minimum gross funding to be raised									€ 180,000
Milestone payments received | $										$ 10.0													$ 10.0				$ 10.0
Licensing and collaboration agreement with CTTQ | First tranche
Collaborative Arrangements
Amount received on licensing arrangements | $										10.0
Minimum amount committed for fund raising									90,000
Licensing and collaboration agreement with CTTQ | Second tranche
Collaborative Arrangements
Amount received on licensing arrangements | $										10.0
Minimum amount committed for fund raising									€ 90,000
Licensing and collaboration agreement with CTTQ | Scenario Three
Collaborative Arrangements
Amount received on licensing arrangements | $										$ 10.0
Minimum | Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Number of tranches | tranche									1	1
Maximum | Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Number of tranches | tranche									2	2
2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of tranches | tranche							3	3
2024 Financing arrangement in three tranches | Maximum
Collaborative Arrangements
Structured Financing amount							€ 348,000